Offerings	Oct. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Citigroup Global Markets Holdings Inc. Medium-Term Senior Notes, Series N (CCL Airbag Autocallable Yield Notes)
Amount Registered | shares	485
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 485,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 66.98
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Citigroup Global Markets Holdings Inc. Medium-Term Senior Notes, Series N (PANW Airbag Autocallable Yield Notes)
Amount Registered | shares	2,550
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 2,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 352.16
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Citigroup Global Markets Holdings Inc. Medium-Term Senior Notes, Series N (KKR Airbag Autocallable Yield Notes)
Amount Registered | shares	4,329
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 4,329,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 597.83
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Citigroup Inc. Guarantee of Medium-Term Senior Notes, Series N
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.